Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected. Significant estimates in the accompanying consolidated financial statements include the valuation allowance on deferred tax assets and the estimated value of warrants issued for services.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected. Significant estimates in the accompanying consolidated financial statements include the valuation allowance on deferred tax assets and the estimated value of warrants issued for services.

Cash Equivalents

Cash Equivalents

For the purpose of the statement of cash flows, cash equivalents include time deposits, certificate of deposits, amounts held in escrow and all highly-liquid debt instruments with original maturities of three months or less. At September 30, 2025 and December 31, 2024, the Company did not have any cash equivalents.

Cash Equivalents

For the purpose of the statement of cash flows, cash equivalents include time deposits, certificate of deposits, amounts held in escrow and all highly-liquid debt instruments with original maturities of three months or less. As December 31, 2024 and 2023, the Company did not have any cash equivalents.

Software in progress

Software in progress

The Company capitalizes internal-use software based on the guidance in Accounting Standards Codification (“ASC”) 350-40, Intangibles-Goodwill and Other-Internal-Use Software. The Company expenses costs during the preliminary project stage and capitalizes costs incurred during the application development stage until the software is substantially complete and ready for its intended use. Once the internal-use software is ready for its intended use, costs associated with training and routine maintenance are expensed as incurred. Significant enhancements and upgrades to the software are capitalized provided it is probable that these expenditures will result in additional functionality.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

For certain of the Company’s financial instruments, including cash and accounts payable, the carrying amounts approximate their fair value due to their short maturities.

ASC Topic 820, Fair Value Measurements and Disclosures, requires disclosure of the fair value of financial instruments held by the Company. ASC Topic 825, Financial Instruments, defines fair value, and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the balance sheets for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

●	Level 1 inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in inactive markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
●	Level 3 inputs to the valuation methodology us one or more unobservable inputs which are significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity, and ASC Topic 815, Derivatives and Hedging. The Company has determined that the warrants issued with the common stock to date are freestanding financial instruments that are properly classified as equity.

Certain assets and liabilities are required to be recorded at fair value on a recurring basis, including the convertible notes payable recorded at fair value (Note 5). The convertible notes outstanding at September 30, 2025 are recorded at fair value, using Level 3 inputs.

At December 31, 2024, the Company did not identify any assets or liabilities required to be presented on the balance sheet at fair value.

Fair Value of Financial Instruments

For certain of the Company’s financial instruments, including cash, notes receivable, accounts payable and accrued expenses, and note payable, the carrying amounts approximate their fair values due to their short maturities.

ASC Topic 820, Fair Value Measurements and Disclosures, requires disclosure of the fair value of financial instruments held by the Company. ASC Topic 825, Financial Instruments, defines fair value, and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the balance sheets for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

●	Level 1 inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in inactive markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
●	Level 3 inputs to the valuation methodology us one or more unobservable inputs which are significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC Topic 480, Distinguishing Liabilities from Equity, and ASC Topic 815, Derivatives and Hedging. The Company has determined that the warrants issued to date are freestanding financial instruments that are properly classified as equity.

At December 31, 2024 and 2023, the Company did not identify any assets or liabilities required to be presented on the balance sheet at fair value.

Convertible Notes Payable

Convertible Notes Payable

Fair Value Option (“FVO”) Election. The Company elected to account for the convertible notes issued, as described at Note 5 under the fair value option election pursuant to ASC 825, “Financial Instruments” (“ASC 825”), as discussed below. The election was made to simplify the accounting for the instrument by avoiding the requirement to separately account for the embedded conversion feature as a derivative or to bifurcate the instrument into debt and equity components under ASC 470-20, “Debt with Conversion and Other Options”. The convertible note accounted for under the FVO election is a debt host financial instrument. ASC 825 provides for the “fair value option” election, to the extent, to be afforded to in scope financial instruments, wherein bifurcation of an embedded derivative is not necessary, and the financial instrument is initially measured at its issue-date fair value and then subsequently remeasured at fair value on a recurring basis at each reporting period date. The fair value adjustment, as required by ASC 825, is recognized as a component of other comprehensive income (“OCI”) with respect to the portion of the fair value adjustment attributed to a change in the instrument-specific credit risk, with the remaining amount of the fair value adjustment recognized as interest expense in the accompanying consolidated statements of operations. With respect to the note described at Note 5, as provided for by ASC 825, the estimated fair value adjustment is presented within the accompanying statement of operations, since the change in fair value of the convertible notes payable was not attributable to instrument specific credit risk.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist of cash. The Company places its cash with high quality financial institutions and at times may exceed the Federal Deposit Insurance Corporation $250,000 insurance limit. The Company has not and does not anticipate incurring any losses related to this credit risk.

Concentration of Credit Risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist of cash. The Company places its cash with high quality financial institutions and at times may exceed the Federal Deposit Insurance Corporation $250,000 insurance limit. The Company has not and does not anticipate incurring any losses related to this credit risk.

Revenue and Deferred Revenue

Revenue and Deferred Revenue

The Company records revenue in accordance with Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). The core principle of ASC 606 is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

●	Step 1: Identify the contract with the customer

●	Step 2: Identify the performance obligations in the contract

●	Step 3: Determine the transaction price

●	Step 4: Allocate the transaction price to the performance obligations in the contract

●	Step 5: Recognize revenue when the company satisfies a performance obligation

In order to identify the performance obligations in a contract with a customer, the Company assesses the promised goods or services in the contract and identifies each distinct promised good or service.

If a good or service is not distinct, the good or service is combined with other promised goods or services until a bundle of goods or services is identified as distinct.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both.

Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The Company evaluates any noncash consideration, consideration payable to the customer, potential returns and refunds, and whether consideration contains a significant financing element in determining the transaction price.

Revenue is measured based on consideration specified in a contract with a customer. The Company recognizes revenue when it satisfies a performance obligation by transferring control over a service to its customer.

During 2025, the Company established a beta league for fantasy baseball utilizing its Dominus Sports product, which provides customers the opportunity to create and own a team with three different tier pricing options. Ownership fees paid provide the customer with ownership rights over a five-year period. Customers also have the ability to buy additional micro transactions, which provide various additional rights or improvements to their teams. Team ownership fees are generally recognized over the five-year ownership period and micro transactions are generally recognized as revenue when billed. As of September 30, 2025, the amount of deferred revenue from ownership fees was approximately $10,000. Revenue for the three and nine months ended September 30, 2025 from the beta league was immaterial.

Revenue

The Company records revenue in accordance with Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). The core principle of ASC 606 is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

●	Step 1: Identify the contract with the customer

●	Step 2: Identify the performance obligations in the contract

●	Step 3: Determine the transaction price

●	Step 4: Allocate the transaction price to the performance obligations in the contract

●	Step 5: Recognize revenue when the company satisfies a performance obligation

In order to identify the performance obligations in a contract with a customer, the Company assesses the promised goods or services in the contract and identifies each distinct promised good or service.

If a good or service is not distinct, the good or service is combined with other promised goods or services until a bundle of goods or services is identified as distinct.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both.

Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The Company evaluates any noncash consideration, consideration payable to the customer, potential returns and refunds, and whether consideration contains a significant financing element in determining the transaction price.

Revenue is measured based on consideration specified in a contract with a customer. The Company recognizes revenue when it satisfies a performance obligation by transferring control over a service to its customer.

During 2024, the Company received approximately $25,000 of revenue from prize money earned from teams that it sponsored for certain Esports competitions.

During 2023, the Company entered into certain agreements with DDN Producciones Sociedad Anonima (“DDN”) related to the production and sponsorship of a certain esports event that occurred during 2023 in Costa Rica. The Company agreed to pay $100,000 for sponsorship of the event and collaborated with DDN to help produce the event. The Company and DDN agreed to a revenue sharing arrangement for the event and the Company received revenue of approximately $5,000 from this event. The Company does not expect to receive any further revenue from this event.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes. ASC 740 requires a company to use the asset and liability method of accounting for income taxes, whereby deferred tax assets are recognized for deductible temporary differences, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion, or all of, the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Under ASC 740, a tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. The Company has no material uncertain tax positions for any of the reporting periods presented.

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes. ASC 740 requires a company to use the asset and liability method of accounting for income taxes, whereby deferred tax assets are recognized for deductible temporary differences, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion, or all of, the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Under ASC 740, a tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. The Company has no material uncertain tax positions for any of the reporting periods presented.

Basic and Diluted Earnings Per Share

Basic and Diluted Earnings Per Share

Earnings per share is calculated in accordance with ASC Topic 260, Earnings Per Share. Basic earnings per share (“EPS”) is based on the weighted average number of common shares outstanding. Diluted EPS assumes that all dilutive securities are converted. Dilution is computed by applying the treasury stock method. Under this method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

Basic and Diluted Earnings Per Share

Earnings per share is calculated in accordance with ASC Topic 260, Earnings Per Share. Basic earnings per share (“EPS”) is based on the weighted average number of common shares outstanding. Diluted EPS assumes that all dilutive securities are converted. Dilution is computed by applying the treasury stock method. Under this method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

Segments

Segments

The Company has one reportable segment, which is the development of esports. At September 30, 2025 and December 31, 2024, 97.7% and 85.4% of the Company’s consolidated total assets are located within the United States of America.

Segments

The Company has one reportable segment, which is the development of esports. At December 31, 2024 and 2023, 85.4% and 94.6% of the Company’s consolidated total assets are located within the United States of America.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

During 2023, the FASB issued ASU No. 2023-09, Income Taxes. ASU No. 2023-09 amends income tax disclosures to provide information to better assess how an entity’s operations and related tax risks and tax planning and operational opportunities affect its tax rate and prospects for future cash flows. The new guidance requires the entity to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. The Company has adopted the provisions of ASU No. 2023-09 and the adoption did not have a material impact on the Company.

During 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-07, Segment Reporting (Topic 280). ASU No. 2023-07 was issued to improve the disclosures about a public entity’s reportable segments and requires more detailed information about a reportable segment’s expenses. The primary focus of ASU No. 2023-07 is enhanced disclosures about significant segment expenses. The guidance is applicable and effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company has adopted the provisions of ASU No. 2023-07 and the adoption did not have a material impact on the Company.

During November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The guidance requires public companies to disclose, in the notes to financial statements, specified information about certain costs and expenses at each interim and annual reporting period. This guidance is effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The Company expects to adopt this guidance in its fiscal year beginning January 1, 2027. The Company is evaluating the potential impact of this guidance on its consolidated financial statement disclosures.

Recent Accounting Pronouncements

During 2023, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13 (“ASU 2016-13”), Financial Instruments-Credit Losses. ASU 2016-13 requires organizations to measure all expected credit losses for instruments held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This guidance is applicable for the Company’s note receivable. However, the adoption of ASU 2016-13 did not have a material impact to the Company’s valuation of its note receivable.

During November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-07, Segment Reporting (Topic 280). ASU No. 2023-07 was issued to improve the disclosures about a public entity’s reportable segments and requires more detailed information about a reportable segment’s expenses. The primary focus of ASU No. 2023-07 is enhanced disclosures about significant segment expenses. The guidance is applicable and effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company has adopted the provisions of ASU No. 2023-07 for the fiscal year ended December 31, 2024 and the adoption did not have a material impact on the Company.

During 2023, the FASB issued ASU No. 2023-09, Income Taxes. ASU No. 2023-09 amends income tax disclosures to provide information to better asses how an entity’s operations and related tax risks and tax planning and operational opportunities affect its tax rate and prospects for future cash flows. The new guidance requires the entity to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. The Company is currently assessing the impact ASU 2023-09 will have on its income tax disclosures.

During December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which expands annual disclosures in an entity’s income tax rate reconciliation table and requires annual disclosures regarding cash taxes paid both in the U.S. (federal, state and local) and foreign jurisdictions. The amendments in this ASU are effective for annual periods beginning after December 31, 2024, although early adoption is permitted. The Company is evaluating the potential impact of this guidance on its consolidated financial statement disclosures.

During November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The guidance requires public companies to disclose, in the notes to financial statements, specified information about certain costs and expenses at each interim and annual reporting period. This guidance is effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The Company expects to adopt this guidance in its fiscal year beginning January 1, 2027. The Company is evaluating the potential impact of this guidance on its consolidated financial statement disclosures

Property and Equipment

Property and Equipment

Property and equipment, net, is stated at cost and consists of furniture and fixtures and office and computer equipment. Depreciation is computed over the estimated useful lives of the assets, generally three to ten years, using the straight-line method. Expenditures for maintenance and repairs are charged to operations; major expenditures for renewals and betterments are capitalized and depreciated over their useful lives. Leasehold improvements are amortized over the lesser of the asset life or the life of the lease.

Leases

Leases

The Company leases office space in India under lease arrangements through MOGO Pvt Ltd. The Company applies the accounting guidance in Accounting Standards Codification (“ASC”) 842, Leases. As such, the Company assesses all arrangements, that convey the right to control the use of property and equipment, at inception, to determine if it is, or contains, a lease based on the unique facts and circumstances present in that arrangement. For those leases identified, the Company determines the lease classification, recognition, and measurement at the lease commencement date.

Fixed lease payments on operating leases are recognized over the expected term of the lease on a straight-line basis. Variable lease expenses that are not considered fixed are expensed as incurred. Fixed and variable lease expense on operating leases is recognized within operating expenses within the accompanying consolidated statements of operations and comprehensive loss.

The interest rate implicit in the Company’s lease contracts is typically not readily determinable and as such, the Company uses its incremental borrowing rate based on the information available at the lease commencement date, which represents an internally developed rate that would be incurred to borrow, on a collateralized basis, over a similar term, an amount equal to the lease payments in a similar economic environment.

Long-Lived Assets

Long-Lived Assets

The Company reviews long-lived assets for realizability on an ongoing basis. Changes in depreciation and amortization, generally accelerated depreciation and variable amortization, are determined and recorded when estimates of the remaining useful lives or residual values of long-term assets change. The Company also reviews for impairment when conditions exist that indicate the carrying amount of the assets may not be fully recoverable. In those circumstances, the Company performs undiscounted operating cash flow analyses to determine if an impairment exists. When testing for asset impairment, the Company groups assets and liabilities at the lowest level for which cash flows are separately identifiable. Any impairment loss is calculated as the excess of the asset’s carrying value over its estimated fair value. Fair value is estimated based on the discounted cash flows for the asset group over the remaining useful life or based on the expected cash proceeds for the asset less costs of disposal. Any impairment losses would be recorded in the consolidated statements of operations. During 2024, the Company recorded an impairment loss of approximately $80,000. See Note 4. During 2023, the Company recorded an impairment loss of approximately $1,818,000. See Note 5.